ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Details of Company's Subsidiaries, PRC Domestic Entities and PRC Domestic Entities' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Beijing SouFun Network Technology Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Date of Establishment	Mar. 16, 2006
Place of Establishment	PRC
Principal Activities	Provision of technology, leads generation and information consultancy services
Beijing SouFun Science and Technology Development Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Date of Establishment	Mar. 14, 2006
Place of Establishment	PRC
Principal Activities	Provision of marketing services, leads generation services and listing services
Beijing Fangtianxia Technology Development Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Date of Establishment	Aug. 19, 2019
Place of Establishment	PRC
Principal Activities	Provision of technology, leads generation and listing services
Xinjiang Tuo Shi Huan Yu Network Technology Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Date of Establishment	Nov. 29, 2017
Place of Establishment	PRC
Principal Activities	Provision of technology, leads generation and listing services
Beijing Tuo Shi Huan Yu Network Technology Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Date of Establishment	Nov. 19, 2010
Place of Establishment	PRC
Principal Activities	Provision of technology, leads generation and information consultancy services
Beijing Yi Ran Ju Ke Technology Development Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Date of Establishment	Jul. 08, 2011
Place of Establishment	PRC
Principal Activities	Provision of marketing services, rental services, leads generation services and real estate agency services
Beijing Hua Ju Tian Xia Network Technology Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Date of Establishment	Jul. 25, 2012
Place of Establishment	PRC
Principal Activities	Provision of technology and information consultancy services
Beijing FTX Digital Technology Service Co., Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Date of Establishment	Apr. 09, 2014
Place of Establishment	PRC
Principal Activities	Provision of finance information services
Shanghai SouFun Microfinance Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Date of Establishment	Jan. 19, 2015
Place of Establishment	PRC
Principal Activities	Provision of Microfinance services
Nanning Tian Xia Dai Microfinance Co., Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Date of Establishment	Sep. 12, 2014
Place of Establishment	PRC
Principal Activities	Provision of microfinance services
Shanghai BaoAn Enterprise Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Date of Establishment	Jul. 27, 1992
Place of Establishment	PRC
Principal Activities	Lease, resale and management of property
Shanghai BaoAn Hotel Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Date of Establishment	May 09, 2003
Place of Establishment	PRC
Principal Activities	Operation and management of hotel, restaurant and other catering business
Chongqing Tian Xia Dai Microfinance Co., Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Date of Establishment	Dec. 11, 2014
Place of Establishment	PRC
Principal Activities	Provision of microfinance services
Best Fang Holdings LLC
ORGANIZATION AND BASIS OF PRESENTATION
Date of Establishment	Aug. 30, 2017
Place of Establishment	United States of America
Principal Activities	Investment holding
Best Work Holdings (New York) LLC
ORGANIZATION AND BASIS OF PRESENTATION
Date of Establishment	Mar. 14, 2011
Place of Establishment	United States of America
Principal Activities	Investment holding